Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses	The following is a summary of accounts payable and accrued expenses as of June 30, 2023 and 2022:
	2023	2022
Payable to suppliers	$3,824,516	$3,486,600
Salary and welfare payables	497,274	412,444
Accrued expenses and other current liabilities	2,968,530	699,032
Total	7,290,320	4,598,076